ACCOUNTS RECEIVABLE, NET-THIRD PARTIES	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
11.	ACCOUNTS RECEIVABLE, NET—THIRD PARTIES

	As of December 31,
	2017	2018
	RMB	RMB
Accounts receivables	4,762,291,432	5,692,976,209
Allowance for doubtful accounts	(264,656,904)	(256,605,518)
Accounts receivable, net	4,497,634,528	5,436,370,691

As of December 31, 2017 and 2018, accounts receivable with net book value of RMB
78,951,541
and RMB
385,443,577
were pledged as collateral for the Group’s borrowings (note 23).

Movement of allowance of doubtful accounts

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB
At beginning of year	335,713,383	376,574,061	264,656,904
Addition	274,128,700	147,474,390	149,029,546
Write-off	(41,816,165)	-	-
Reversal	(191,451,857)	(259,391,547)	(157,080,932)
At end of year	376,574,061	264,656,904	256,605,518

The Group assesses creditworthiness of customers before granting any credit terms. This assessment is primarily based on reviewing of customer’s financial statements and historical collection records, discussion with customers’ senior management, and reviewing of information provided by third parties, such as Dun & Bradstreet and the insurance company that ultimately insures the Group against customer credit default.

The significant bad debt reversal represents the cash collection of the fully reserved long-term receivables. The Company made bad debt provisions for certain long-term receivables in prior years which were in line with the adverse economic environment in solar industry. With the recovery of solar industry since 2013, the Company made its best effort to improve the cash collection for the long-aged accounts receivables. The cash received was recorded as the reversal of prior year bad debt allowance.

Addition of allowance of doubtful account remained stable in the year of 2017 and 2018, but decreased significantly from 2016, which was mainly due to the Group’s increase of credit sales in emerging markets, such as Mexico, India and Vietnam, of which account receivables are generally secured by letters of credits. Risk of collectability associated with these receivables is believed to be lower than that of other markets.